31 Benefit plans (Details 5) $ in Millions	Dec. 31, 2020 ARS ($)
In 2021 [member]
DisclosureOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	$ 84
In 2022 [member]
DisclosureOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	15
In 2023 [member]
DisclosureOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	16
In 2024 [member]
DisclosureOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	17
In 2025 [member]
DisclosureOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	4
Between 2026 to 2030 [member]
DisclosureOfBenefitPlansLineItems [Line Items]
Benefit payment obligations	$ 17